Reclassifications from Accumulated Other Comprehensive Income (Loss) to Net Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net of other income (expense)		¥ 4,326	¥ 13,381	¥ (3,639)
Net periodic pension cost		(2,060)
Equity in net income (losses) of affiliates		(7,782)	(69,117)	(29,570)
Tax benefit (expense)		(238,067)	(307,979)	(323,059)
Net income		398,034	455,953	¥ 480,713
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	[1]	(418)	(3,277)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized holding gains (losses) on available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net of other income (expense)	[1]	14	(492)
Equity in net income (losses) of affiliates	[1]	(201)	657
Pre-tax amount	[1]	(187)	165
Tax benefit (expense)	[1]	67	(81)
Net income	[1]	(120)	84
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains (losses) on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in net income (losses) of affiliates	[1]	(25)	(92)
Pre-tax amount	[1]	(25)	(92)
Tax benefit (expense)	[1]	9	33
Net income	[1]	(16)	(59)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net of other income (expense)	[1]		(6)
Equity in net income (losses) of affiliates	[1]		(9,483)
Pre-tax amount	[1]		(9,489)
Tax benefit (expense)	[1]		3,479
Net income	[1]		(6,010)
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net periodic pension cost	[1],[2]	(439)	4,218
Pre-tax amount	[1]	(439)	4,218
Tax benefit (expense)	[1]	157	(1,510)
Net income	[1]	¥ (282)	¥ 2,708

[1]	Amounts in parentheses indicate decreased effects on net income.
[2]	Amounts reclassified out of pension liability adjustment are included in the computation of net periodic pension cost. See Note 17 "Employees' retirement benefits" for additional details.